NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2012 and 2011 consist of advance installments of $69,698 and $69,698, respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from 3.00% to prime + 1.00%. Prime was 3.25% as of March 31, 2012 and 2011. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	46,908	46,908
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$69,698	$69,698